Offerings - Offering: 1	Aug. 06, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share, reserved for issuance pursuant to the Amended and Restated 2017 Equity Incentive Plan
Amount Registered | shares	1,650,000
Proposed Maximum Offering Price per Unit	24.82
Maximum Aggregate Offering Price	$ 40,953,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 6,269.91
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s Common Stock that becomes issuable under the Registrant’s Amended and Restated 2017 Equity Incentive Plan (the “2017 EIP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Registrant’s outstanding shares of Common Stock.
(2) Represents additional shares reserved for issuance under the 2017 EIP as of the date of this Registration Statement.
(3) Calculated solely for the purposes of this offering under Rules 457(c) and (h) of the Securities Act on the basis of the average of the high and low prices of the Registrant’s Common Stock as reported on the Nasdaq Global Select Market on July 31, 2025.